BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 464,539	$ 466,833
Prepaid Assets	162,838	306,041
Total Assets	627,377	772,874
LIABILITIES AND STOCKHOLDER'S EQUITY
Commitments and Contingencies
Contributed Capital
Common stock, $0.0001 par value (authorized 100,000,000 shares, 100,000,000 issued and outstanding)	10,000	10,000	10,000
Additional Paid in Capital	6,363,755	5,388,192	1,053,023
Accumulated Losses	(5,746,378)	(4,625,318)	(1,063,023)
Total stockholder's equity	627,377	772,874
Total liabilities and stockholder's equity	$ 627,377	$ 772,874